Fair Value (Nonrecurring Changes In Fair Value) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	¥ 718,609		¥ 159,463
Investment Securities [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	5,202		2,591
Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	99,470		93,668
Loans Held For Sale [Member] | Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	50		(40)
Collateral Dependent Loans [Member] | Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	99,420		93,708
Premises And Equipment [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	4,443		2,828
Intangible Assets [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	27,040		16,363
Other Assets [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	582,454		44,013
Other Assets [Member] | Investments In Equity Method Investees [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	580,895	[1]	43,851	[1]
Other Assets [Member] | Other [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	¥ 1,559		¥ 162

[1]	Includes impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.